Warrants Liability	3 Months Ended
Mar. 31, 2025
Warrants Liability [abstract]
Warrants Liability

12. Warrants Liability

[a] August 2022 Warrants

In August 2020, the Company issued 42,499 Class B Subordinate Voting Shares and 21,250 warrants to purchase Class B Subordinate Voting Shares for total cash proceeds of $9,999,997. Each warrant is exercisable to purchase one Class B Subordinate Voting Share of the Company at an exercise price of $276.90 per share and expire five years from the date of issuance. The fair value of these warrants is classified as Level 2 in the fair value hierarchy.

On initial recognition the Company determined that these warrants did not meet the IFRS definition of equity due to the exercise price being denominated in United States dollar, which was not the functional currency of the Company at the time resulting in variability in exercise price. The change in functional currency on October 1, 2020, was determined to be a change in circumstance and, as such, the Company has made an accounting policy choice to continue to recognize the warrants as a financial liability classified at fair value through profit or loss.

The fair value of the warrants liability as at March 31, 2025, was $221 (December 31, 2024 – $2) resulting in a loss on change in fair value of $219 for the three months ended March 31, 2025 (2024 – $23,297). The fair value was determined using the Black-Scholes option pricing model and the following assumptions as at:

	March 31, 2025	December 31, 2024
Share price	$11.08	$3.68
Exercise price	$276.90	$276.90
Expected dividend yield	-	-
Risk free interest rate	2.47%	2.91%
Expected life	0.35	0.60
Expected volatility	192%	134%

[b] December 2024 Warrants

During the year ended December 31, 2024, the Company issued warrants attached to its convertible debenture (Note 14).

The Company determine that these warrants were exchangeable into a variable number of shares due to foreign exchange, and as such, the warrants were classified as financial liabilities measured at fair value through profit or loss (“FVTPL”). The Company uses the Black-Scholes pricing model to estimate fair value. Expected volatility has been based on an evaluation of the historical volatility of the Company’s share price. The risk-free interest rate for the life of the warrants was based on the yields available on government benchmark bonds with a term approximating the remaining term of the warrants. The life of the warrants is based on the contractual term. The fair value of the warrant liability as at December 13, 2024, the date of issuance was $245,147. The fair value of the warrants as of March 31, 2025, was $523,128 (December 31, 2024 - $212,000) resulting in a loss on change in fair value of $311,128 (2024 - $Nil). The fair value was determined using the Black-Scholes option pricing model and the following assumptions as at:

	December 13, 2024	December 31, 2024	March 31, 2025
Share price (CAD)	$5.80	$5.20	$11.08
Exercise price (CAD)	$7.00	$7.00	$7.00
Expected dividend yield	-	-	-
Risk free interest rate	2.97%	2.96%	2.61%
Expected life	5.00	4.95	4.71
Expected volatility	104.39%	104.52%	116.80%
Foreign exchange rate	0.70	0.70	0.70

[c] January 2025 Warrants

On January 20, 2025, the Company issued warrants attached to its convertible debenture (Note 14). The fair value of the warrant liability at the date of issuance on January 20, 2025, was $405,656. The fair value of the warrants as of March 31, 2025, was $1,029,101, resulting in a loss on change in fair value of $623,445 (Note 15). The fair value was determined using the Black-Scholes option pricing model and the following assumptions as at:

	January 20, 2025	March 31, 2025
Share price (CAD)	$4.90	$11.08
Exercise price (CAD)	$5.25	$5.25
Expected dividend yield	-	-
Risk free interest rate	2.99%	2.61%
Expected life	5.00	4.81
Expected volatility	106.90%	116.80%
Foreign exchange rate	0.70	0.70

[d] March 6, 2025 Warrants

On March 6, 2025, the Company issued warrants attached to its convertible debenture (Note 14). The fair value of the warrant liability as at date of issuance on March 6, 2025, was $38,702. The fair value of the warrants as of March 31, 2025 was $69,813, resulting in a loss on change in fair value of $31,110 (Note 15). The fair value was determined using the Black-Scholes option pricing model and the following assumptions as at:

	March 6, 2025	March 31, 2025
Share price (CAD)	$6.44	$11.08
Exercise price (CAD)	$5.25	$5.25
Expected dividend yield	-	-
Risk free interest rate	2.72%	2.61%
Expected life	5.00	4.93
Expected volatility	115.20%	116.80%
Foreign exchange rate	0.70	0.70

[e] March 28, 2025 Warrants

On March 28, 2025, the Company issued warrants attached to its convertible debenture (Note 14). The fair value of the warrant liability as at date of issuance and March 31, 2025, was $1,218,875, thus no change in fair value during the period (Note 15). The fair value was determined using the Black-Scholes option pricing model and the following assumptions as at:

March 31, 2025
Share price (CAD)	$11.08
Exercise price (CAD)	$7.00
Expected dividend yield	-
Risk free interest rate	2.61%
Expected life	5.00
Expected volatility	116.80%
Foreign exchange rate	0.70